LOANS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Interest forgone on non-accrual loans	$ 126	$ 93
Number of loans - Impaired TDR	11	10
Financing receivables impaired troubled debt	$ 4,992	$ 4,853
Number of loans - TDR	10	9
Financing receivables troubled debt accruing interest	$ 4,616	$ 4,725
Line of credit lending	50,600
Related party deposits	1,838	1,995
Loan loss provision/(recovery)	$ (27)	$ (270)
Number of loans past due for 90 days accruing interest	2	1
Loans past due for 90 days accruing interest	$ 247	$ 117
Related Parties [Member]
Related Party Transaction [Line Items]
Line of credit lending	$ 322	$ 289